Income Tax (Tables)	12 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense
	Consolidated
	2020 $	2019 $	2018 $
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	(6,098,930)	(6,425,604)	(5,463,872)
Tax at the Australian tax rate of 27.50% (2019: 27.50% and 2018: 27.5%)	(1,677,206)	(1,767,040)	(1,502,565)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	(3,971)	92,153	35,650
Research and development tax incentive	446,717	541,596	148,346
Other non-deductible items	888	590	1,509
Other assessable items	(26,764)	—	—
	(1,260,336)	(1,132,701)	(1,317,060)

Difference in overseas tax rates	26,526	41,009	67,557
Under /(over) provision	553,190	1,126,722	(268,092)
Temporary differences not recognized	(353,628)	(121,965)	—
Research and development tax credit	(206,250)	(238,084)	(82,322)
Tax losses not recognized	1,240,498	325,020	1,599,917
Income tax expense	—	—	—

Schedule of Net Deferred Tax Assets
Net deferred tax assets

Deferred tax assets not recognized
Property, plant and equipment	—	863	1,381
Capital raising costs	877,584	232,328	347,370
Intangible assets	1,832,075	1,893,220	1,949,601
Provisions	306,044	187,958	201,492
Total deferred tax assets	3,015,703	2,314,369	2,499,844
Deferred tax liabilities not recognized
Right-of-use assets	(119,384)	—	—
Total deferred tax liabilities		—	—
Net deferred tax assets on temporary differences not brought to account	(2,896,320)	(2,314,369)	(2,499,844)
Total net deferred tax assets	—	—	—

Schedule of Tax Losses
	Consolidated
	2020 $	2019 $	2018 $
Tax losses
Unused tax losses for which no deferred tax asset has been recognized	97,259,045	90,254,547	87,970,140
Potential tax benefit @ 27.5% (Australia)	18,727,578	17,563,730	17,441,144
Potential tax benefit @ 21% (USA)	6,123,340	5,541,152	5,155,038